UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     May 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $901,915 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    10318   135000 SH       SOLE                   135000        0        0
AK STL HLDG CORP               COM              001547108    17175   734300 SH       SOLE                   734300        0        0
ALCOA INC                      COM              013817101    35727  1053900 SH       SOLE                  1053900        0        0
ALTRIA GROUP INC               COM              02209S103    42228   480900 SH       SOLE                   480900        0        0
AMERISTAR CASINOS INC          COM              03070Q101    12661   394300 SH       SOLE                   394300        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    32575   887600 SH       SOLE                   887600        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    57184  2425100 SH       SOLE                  2425100        0        0
BEARINGPOINT INC               COM              074002106     7421   968800 SH       SOLE                   968800        0        0
BEST BUY INC                   COM              086516101    27970   574100 SH       SOLE                   574100        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108    10615   382400 SH       SOLE                   382400        0        0
BUNGE LIMITED                  COM              G16962105    34837   423700 SH       SOLE                   423700        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104    21410   266200 SH       SOLE                   266200        0        0
CELANESE CORP DEL              COM SER A        150870103    33054  1071800 SH       SOLE                  1071800        0        0
CENVEO INC                     COM              15670S105    14964   615800 SH       SOLE                   615800        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    26579   503300 SH       SOLE                   503300        0        0
DARDEN RESTAURANTS INC         COM              237194105     4185   101600 SH       SOLE                   101600        0        0
DOMTAR CORP                    COM              257559104    10008  1075000 SH       SOLE                  1075000        0        0
ENDEAVOR ACQUISITION CORP      COM              292577103     3798   350000 SH       SOLE                   350000        0        0
EXPRESS SCRIPTS INC            COM              302182100    46002   569900 SH       SOLE                   569900        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    19548   430000 SH       SOLE                   430000        0        0
FIRST DATA CORP                COM              319963104    13590   505200 SH       SOLE                   505200        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     9494   121000 SH       SOLE                   121000        0        0
GEO GROUP INC                  COM              36159R103    15862   350000 SH       SOLE                   350000        0        0
GOOGLE INC                     CL A             38259P508    31212    68125 SH       SOLE                    68125        0        0
HD PARTNERS ACQUISITION CORP   COM              40415K100      750   100000 SH       SOLE                   100000        0        0
HD PARTNERS ACQUISITION CORP   *W EXP 06/01/201 40415K118       58   100000 SH       SOLE                   100000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    13931   345000 SH       SOLE                   345000        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104    11670   455500 SH       SOLE                   455500        0        0
MASTERCARD INC                 CL A             57636Q104    18613   175200 SH       SOLE                   175200        0        0
MOSAIC CO                      COM              61945A107    22410   840600 SH       SOLE                   840600        0        0
NAVTEQ CORP                    COM              63936L100    10868   315000 SH       SOLE                   315000        0        0
NOVELIS INC                    COM              67000X106    15346   347900 SH       SOLE                   347900        0        0
ORACLE CORP                    COM              68389X105    17972   991300 SH       SOLE                   991300        0        0
PENN NATL GAMING INC           COM              707569109    21638   510100 SH       SOLE                   510100        0        0
PERINI CORP                    COM              713839108    10992   298200 SH       SOLE                   298200        0        0
QUALCOMM INC                   COM              747525103    34384   806000 SH       SOLE                   806000        0        0
SANDERSON FARMS INC            COM              800013104     1853    50000 SH       SOLE                    50000        0        0
SCHERING PLOUGH CORP           COM              806605101     5765   226000 SH       SOLE                   226000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    30318  1301200 SH       SOLE                  1301200        0        0
STMICROELECTRONICS N V         NY REGISTRY      861012102    33126  1725300 SH       SOLE                  1725300        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    46834  1001800 SH       SOLE                  1001800        0        0
UNITED STATES STL CORP NEW     COM              912909108    22750   229400 SH       SOLE                   229400        0        0
VERIFONE HLDGS INC             COM              92342Y109    16686   454300 SH       SOLE                   454300        0        0
WESCO INTL INC                 COM              95082P105    14226   226600 SH       SOLE                   226600        0        0
WESTERN UN CO                  COM              959802109    13308   606300 SH       SOLE                   606300        0        0